Stock-Based Compensation Plans - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2025
Stock-Based Compensation Plans
Amount before allocation of valuation allowances of deferred tax asset	$ 1.3		$ 1.3		$ 1.2
Tax benefit realized in connection with stock options exercised	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Number of stock options outstanding (in shares)	1,617,804		1,617,804		1,501,901
Granted, shares (in shares)	50,750	357	382,191	276,361
Weighted average grant-date fair value of options (in dollars per share)			$ 30.55	$ 29.83
Intrinsic value of options	$ 5.6	$ 5.3	$ 12.4	$ 12.5
Stock options
Stock-Based Compensation Plans
Total unrecognized compensation cost	16.9		$ 16.9
Weighted average period (year)			2 years 10 months 24 days
Grant-date fair value of options (in dollars per share)	0.2		$ 0.3
PSU
Stock-Based Compensation Plans
Total unrecognized compensation cost	16.2		$ 16.2
Weighted average period (year)			2 years
Fair value other than options (in dollars per share)	0.0		$ 5.8
RSU
Stock-Based Compensation Plans
Total unrecognized compensation cost	8.5		$ 8.5
Weighted average period (year)			2 years
Grant-date fair value of options (in dollars per share)	$ 0.0		$ 0.0
Shareholder-approved stock options plan
Stock-Based Compensation Plans
Number of stock options outstanding (in shares)	1,617,804		1,617,804
Number of shares available for grant (in shares)	1,856,542		1,856,542
Deferred share unit plan
Stock-Based Compensation Plans
Deferred share units outstanding number (in shares)	306,258		306,258		332,473
Deferred compensation share-based arrangements, liability, current and noncurrent	$ 31.6		$ 31.6		$ 38.6
Deferred share units grants in period (in shares)			16,058
Deferred share units compensation expense (recovery)	(3.4)	3.9	$ (8.7)	6.3
Cash-settled restricted share unit
Stock-Based Compensation Plans
Total unrecognized compensation cost	1.6		1.6		1.2
Deferred compensation share-based arrangements, liability, current and noncurrent	0.2		0.2		$ 0.2
Cash settled restricted share units compensation expense	$ 0.2	$ 0.2	$ 0.4	$ 0.4